Detail of Certain Balance Sheet Accounts - Parks, Resorts and Other Property, at Cost (Detail) - USD ($) $ in Millions	Sep. 29, 2018	Sep. 30, 2017
Parks, resorts and other property, at cost
Attractions, buildings and improvements	$ 28,995	$ 28,644
Furniture, fixtures and equipment	19,400	18,908
Land improvements	5,911	5,593
Leasehold improvements	932	898
Parks, resorts and other property, at cost	55,238	54,043
Accumulated depreciation	(30,764)	(29,037)
Projects in progress	3,942	2,145
Land	1,124	1,255
Parks, resorts and other property	$ 29,540	$ 28,406